Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST

Voya Real Estate Fund

(the “Fund”)

Supplement dated November 30, 2018

to the Fund’s Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W

Prospectus and Summary Prospectus, each dated September 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

On November 16, 2018, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund’s sub-advisory fee and expense limits effective January 1, 2019.

Effective January 1, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	O
Management Fees	%	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25
Other Expenses	%	0.26	0.26	0.12	0.26
Total Annual Fund Operating Expenses	%	1.31	2.06	0.92	1.31
Waivers and Reimbursements[3]	%	(0.11)	(0.11)	(0.07)	(0.11)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.20	1.95	0.85	1.20

Class		R	R6	T4	W
Management Fees	%	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	None
Other Expenses	%	0.26	0.06	0.26	0.26
Total Annual Fund Operating Expenses	%	1.56	0.86	1.31	1.06
Waivers and Reimbursements[3]	%	(0.11)	(0.10)	(0.11)	(0.11)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.45	0.76	1.20	0.95

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	The adviser and sub-adviser are contractually obligated to limit expenses to 1.30%, 2.05%, 0.95%, 1.30%, 1.55%, 0.86%, 1.30%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.20%, 1.95%, 0.85%, 1.20%, 1.45%, 0.76%, 1.20%, and 0.95% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.

[4]	Other expenses are based on estimated amounts for the current fiscal year.

2.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1YR	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$690	956	1,242	2,054
C	Sold	$298	635	1,098	2,381
	Held	$198	635	1,098	2,381
I	Sold or Held	$87	286	502	1,125
O	Sold or Held	$122	404	708	1,569
R	Sold or Held	$148	482	840	1,847
R6	Sold or Held	$78	264	467	1,052
T	Sold or Held	$369	644	940	1,780
W	Sold or Held	$97	326	574	1,284

Voya Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST

Voya Real Estate Fund

(the “Fund”)

Supplement dated November 30, 2018

to the Fund’s Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W

Prospectus and Summary Prospectus, each dated September 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

On November 16, 2018, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund’s sub-advisory fee and expense limits effective January 1, 2019.

Effective January 1, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	O
Management Fees	%	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25
Other Expenses	%	0.26	0.26	0.12	0.26
Total Annual Fund Operating Expenses	%	1.31	2.06	0.92	1.31
Waivers and Reimbursements[3]	%	(0.11)	(0.11)	(0.07)	(0.11)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.20	1.95	0.85	1.20

Class		R	R6	T4	W
Management Fees	%	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	None
Other Expenses	%	0.26	0.06	0.26	0.26
Total Annual Fund Operating Expenses	%	1.56	0.86	1.31	1.06
Waivers and Reimbursements[3]	%	(0.11)	(0.10)	(0.11)	(0.11)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.45	0.76	1.20	0.95

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	The adviser and sub-adviser are contractually obligated to limit expenses to 1.30%, 2.05%, 0.95%, 1.30%, 1.55%, 0.86%, 1.30%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.20%, 1.95%, 0.85%, 1.20%, 1.45%, 0.76%, 1.20%, and 0.95% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.

[4]	Other expenses are based on estimated amounts for the current fiscal year.

2.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1YR	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$690	956	1,242	2,054
C	Sold	$298	635	1,098	2,381
	Held	$198	635	1,098	2,381
I	Sold or Held	$87	286	502	1,125
O	Sold or Held	$122	404	708	1,569
R	Sold or Held	$148	482	840	1,847
R6	Sold or Held	$78	264	467	1,052
T	Sold or Held	$369	644	940	1,780
W	Sold or Held	$97	326	574	1,284

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2019<br/><br/>October 1, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Voya Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1YR	rr_ExpenseExampleYear01	$ 690
3 Yrs	rr_ExpenseExampleYear03	956
5 Yrs	rr_ExpenseExampleYear05	1,242
10 Yrs	rr_ExpenseExampleYear10	2,054
1YR	rr_ExpenseExampleNoRedemptionYear01	690
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	956
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,054
Voya Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.95%	[1]
1YR	rr_ExpenseExampleYear01	$ 298
3 Yrs	rr_ExpenseExampleYear03	635
5 Yrs	rr_ExpenseExampleYear05	1,098
10 Yrs	rr_ExpenseExampleYear10	2,381
1YR	rr_ExpenseExampleNoRedemptionYear01	198
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	635
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,381
Voya Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
1YR	rr_ExpenseExampleYear01	$ 87
3 Yrs	rr_ExpenseExampleYear03	286
5 Yrs	rr_ExpenseExampleYear05	502
10 Yrs	rr_ExpenseExampleYear10	1,125
1YR	rr_ExpenseExampleNoRedemptionYear01	87
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	286
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	502
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,125
Voya Real Estate Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1YR	rr_ExpenseExampleYear01	$ 122
3 Yrs	rr_ExpenseExampleYear03	404
5 Yrs	rr_ExpenseExampleYear05	708
10 Yrs	rr_ExpenseExampleYear10	1,569
1YR	rr_ExpenseExampleNoRedemptionYear01	122
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	404
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	708
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,569
Voya Real Estate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%	[1]
1YR	rr_ExpenseExampleYear01	$ 148
3 Yrs	rr_ExpenseExampleYear03	482
5 Yrs	rr_ExpenseExampleYear05	840
10 Yrs	rr_ExpenseExampleYear10	1,847
1YR	rr_ExpenseExampleNoRedemptionYear01	148
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	482
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	840
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,847
Voya Real Estate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.76%	[1]
1YR	rr_ExpenseExampleYear01	$ 78
3 Yrs	rr_ExpenseExampleYear03	264
5 Yrs	rr_ExpenseExampleYear05	467
10 Yrs	rr_ExpenseExampleYear10	1,052
1YR	rr_ExpenseExampleNoRedemptionYear01	78
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	264
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	467
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,052
Voya Real Estate Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1],[3]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%	[1],[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
1YR	rr_ExpenseExampleYear01	$ 369
3 Yrs	rr_ExpenseExampleYear03	644
5 Yrs	rr_ExpenseExampleYear05	940
10 Yrs	rr_ExpenseExampleYear10	1,780
1YR	rr_ExpenseExampleNoRedemptionYear01	369
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	644
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	940
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,780
Voya Real Estate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
1YR	rr_ExpenseExampleYear01	$ 97
3 Yrs	rr_ExpenseExampleYear03	326
5 Yrs	rr_ExpenseExampleYear05	574
10 Yrs	rr_ExpenseExampleYear10	1,284
1YR	rr_ExpenseExampleNoRedemptionYear01	97
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	326
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	574
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,284

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser and sub-adviser are contractually obligated to limit expenses to 1.30%, 2.05%, 0.95%, 1.30%, 1.55%, 0.86%, 1.30%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.20%, 1.95%, 0.85%, 1.20%, 1.45%, 0.76%, 1.20%, and 0.95% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through October 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
[3]	Other expenses are based on estimated amounts for the current fiscal year.